ADVISORS PREFERED TRUST

1445 Research Boulevard, Suite 530

Rockville, MD  20850

November 5, 2013

 Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Attention: Filings - Rule 497(j)

Re:

Advisors Preferred Trust – The Gold Bullion Strategy Portfolio Post-Effective Amendment No. 13 to the Registration Statement on Form N-1A

(File No. 333-184169, CIK No. 0001556505)

Dear Sir or Madam:

This letter is being transmitted by means of electronic submission by Advisors Preferred Trust (the “Trust”), on behalf of The Gold Bullion Strategy Portfolio pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to paragraph (c) of Rule 497 under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 13 to the Trust’s registration statement on Form N-1A (the “Amendment”).  The text of the Amendment was filed electronically with the Securities and Exchange Commission on October 31, 2013 (SEC Accession No. 0000910472-13-004518).

Questions related to this filing should be directed to JoAnn M. Strasser of Thompson Hine LLP at (614) 469-3265 or to me at (631) 470-2734.

Very truly yours,

/s/ Richard A. Malinowski

Richard A. Malinowski

Secretary

cc:   JoAnn M. Strasser, Esq.